Expense Example	Prospectus #1 Delaware Healthcare Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Healthcare Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Healthcare Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Healthcare Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Healthcare Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Healthcare Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Healthcare Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Healthcare Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Healthcare Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Healthcare Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Healthcare Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Healthcare Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Healthcare Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Healthcare Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Healthcare Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Healthcare Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Small Cap Growth Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Small Cap Growth Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Small Cap Growth Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Small Cap Growth Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Small Cap Growth Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Small Cap Growth Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Small Cap Growth Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Small Cap Growth Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Small Cap Growth Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Small Cap Growth Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Small Cap Growth Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Small Cap Growth Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Small Cap Growth Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Small Cap Growth Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Small Cap Growth Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Small Cap Growth Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Smid Cap Growth Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Smid Cap Growth Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Smid Cap Growth Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Smid Cap Growth Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Smid Cap Growth Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Smid Cap Growth Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Smid Cap Growth Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Smid Cap Growth Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Smid Cap Growth Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Smid Cap Growth Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Smid Cap Growth Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Smid Cap Growth Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Smid Cap Growth Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Smid Cap Growth Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Smid Cap Growth Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Smid Cap Growth Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Smid Cap Growth Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Smid Cap Growth Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Smid Cap Growth Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Smid Cap Growth Fund Class R6 Expense Example, with Redemption, 10 Years
USD ($)	694	946	1,217	1,989	302	624	1,073	2,317	152	471	813	1,779	101	315	547	1,213	698	958	1,237	2,031	306	637	1,093	2,358	156	483	834	1,824	105	328	569	1,259	675	887	1,116	1,773	282	563	970	2,105	131	409	708	1,556	81	252	439	978	73	227	395	883